TAXES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
TAXES
Current income tax provision	$ 0	$ 2,996	$ 696
Total	$ 0	$ 2,996	$ 696